Income Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of statutory income tax rates [Abstract]
Schedule of income tax expense (benefit)
	For the Years Ended March 31,
	2022	2021	2020

Current income tax expense	$88,647	$70,765	$58,443
Deferred income tax expense	-	-	-
	$88,647	$70,765	$58,443

Schedule of statutory income tax rates
	For the Years Ended March 31,
	2022	2021	2020

Income tax expense at applicable statutory rate	$590,692	$844,047	$428,590
Nondeductible expenses	181,910	12,238	6,138
Income not subject to tax	(539,572)	(98,326)	(15,058)
Nontaxable offshore profit	(143,098)	(664,621)	(337,560)
Benefit on tax concession (note (1))	(1,285)	(22,573)	(23,667)
	$88,647	$70,765	$58,443

(1)	The provision for Hong Kong Profits Tax for 2022 is calculated at 16.5% (2021 and 2020: 16.5%) of the estimated assessable profits for the year, taking into account a reduction granted by the Hong Kong SAR Government of 100% of the tax payable for the year of assessment 2021-22 subject to a maximum reduction of HK$10,000 for each business (2021: a maximum reduction of HK$10,000 was granted for the year of assessment 2020-21 and was taken into account in calculating the provision for 2021, 2020: a maximum reduction of HK$20,000 was granted for the year of assessment 2019-20 and was taken into account in calculating the provision for 2020).

(2)	The Company also has entities domiciled in the British Virgin Islands, but such entities are not subject to income or capital gains taxes.